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HSBC EMERGING MARKETS DEBT FUND
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HSBC FUNDS

HSBC Emerging Markets Debt Fund
(the “Funds”)

Supplement dated February 8, 2017
to the Prospectus dated February 28, 2016, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (“HSBC”), the Board of Trustees (the “Board”) of the HSBC Emerging Markets Debt Fund (the “EMD Fund”) and the HSBC Emerging Markets Local Debt Fund (the “EMLD Fund”) approved certain changes to each Fund’s investment strategies. In addition, the Board approved a change in the EMLD Fund’s name, and the EMLD Fund’s name will change to the “HSBC Emerging Markets Fixed Income Fund.” These changes will become effective on April 10, 2017 (the “Effective Date”).

In addition, at the upcoming March 8-9, 2017 meeting of the Board, upon the recommendation of HSBC, the Board will consider a proposal to merge the EMLD Fund and the EMD Fund. Shareholders will receive additional information about the proposed merger at a later date.

The HSBC Emerging Markets Debt Fund

The EMD Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The EMD Fund invests in instruments issued by foreign governments, government agencies and corporations. Currently, investments are generally made in U.S. dollar denominated instruments, but the EMD Fund also seeks to invest in emerging market local currency denominated instruments.

On the Effective Date, the EMD Fund will generally invest in both U.S. dollar denominated instruments, as well as emerging market local currency denominated instruments. Consistent with this change, the EMD Fund’s benchmark will be a composite comprised of the J.P. Morgan Emerging Markets Bond Index Global (50%) and the J.P. Morgan Government Bond Index – Emerging Markets Global Diversified (50%).

On the Effective Date, the EMLD Fund will become the HSBC Emerging Markets Fixed Income Fund and will invest, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The HSBC Emerging Markets Fixed Income Fund will continue to invest in instruments issued by foreign governments, government agencies and corporations. However, on the Effective Date, the HSBC Emerging Markets Fixed Income Fund will generally invest in both U.S. dollar denominated instruments, as well as emerging market local currency denominated instruments. Consistent with this change, the HSBC Emerging Markets Fixed Income Fund’s benchmark will be a composite comprised of the J.P. Morgan Emerging Markets Bond Index Global (50%) and the J.P. Morgan Government Bond Index – Emerging Markets Global Diversified (50%).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The EMD Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The EMD Fund invests in instruments issued by foreign governments, government agencies and corporations. Currently, investments are generally made in U.S. dollar denominated instruments, but the EMD Fund also seeks to invest in emerging market local currency denominated instruments.